Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.4%)
	Freeport-McMoRan Inc.	38,480	1,807
	Alcoa Corp.	6,788	511
	Southern Copper Corp.	6,414	445
	Fastenal Co.	7,505	386
	Tredegar Corp.	26,383	304
	CF Industries Holdings Inc.	3,714	302
	Innospec Inc.	2,850	272
	Reliance Steel & Aluminum Co.	1,271	243
*	TimkenSteel Corp.	11,078	200
	Boise Cascade Co.	2,264	181
	Mueller Industries Inc.	3,049	174
*	Intrepid Potash Inc.	3,068	174
	Nucor Corp.	1,306	172
	Olin Corp.	3,210	165
	UFP Industries Inc.	1,394	119
*	Ingevity Corp.	1,640	112
*	Clearwater Paper Corp.	3,501	101
	Schnitzer Steel Industries Inc. Class A	1,976	96
	Balchem Corp.	671	93
	AdvanSix Inc.	2,245	90
	Avery Dennison Corp.	455	80
	Commercial Metals Co.	1,450	56
	Orion Engineered Carbons SA	3,574	56
	Steel Dynamics Inc.	751	53
	Materion Corp.	553	46
*	Univar Solutions Inc.	1,382	42
	Sensient Technologies Corp.	442	36
	Worthington Industries Inc.	596	34
	FutureFuel Corp.	3,502	26
			6,376
Consumer Discretionary (18.8%)
*	Lululemon Athletica Inc.	6,346	2,030
	Walmart Inc.	12,958	1,751
	Target Corp.	7,783	1,555
	Costco Wholesale Corp.	2,454	1,274
	Lowe's Cos. Inc.	4,929	1,090
	NIKE Inc. Class B	7,531	1,028
	TJX Cos. Inc.	13,753	909
*	O'Reilly Automotive Inc.	1,358	882
	Ross Stores Inc.	8,545	781
	New York Times Co. Class A	11,659	513
	Ralph Lauren Corp. Class A	3,209	424

		Shares	Market Value ($000)
	Tapestry Inc.	10,217	418
*	AutoNation Inc.	3,620	415
	Genuine Parts Co.	3,390	414
	Rollins Inc.	12,421	405
	Estee Lauder Cos. Inc. Class A	1,354	401
*	Under Armour Inc. Class A	22,253	398
*	Deckers Outdoor Corp.	1,303	376
	Williams-Sonoma Inc.	2,580	374
*	Ulta Beauty Inc.	947	355
	Dick's Sporting Goods Inc.	3,310	348
	Macy's Inc.	13,114	340
*	Perdoceo Education Corp.	31,712	332
*	YETI Holdings Inc.	5,213	321
*	Grand Canyon Education Inc.	3,673	319
	Ethan Allen Interiors Inc.	12,004	313
	Dillard's Inc. Class A	1,224	307
	Carter's Inc.	3,143	304
*	BJ's Wholesale Club Holdings Inc.	4,729	297
*	NVR Inc.	60	297
*	Capri Holdings Ltd.	4,335	294
	Acushnet Holdings Corp.	6,605	289
	PVH Corp.	2,945	288
	Movado Group Inc.	7,113	280
*	Sonos Inc.	10,118	277
*	Revolve Group Inc.	5,794	275
	Best Buy Co. Inc.	2,807	271
*	Abercrombie & Fitch Co. Class A	6,983	266
	Gentex Corp.	8,606	260
*	MarineMax Inc.	5,563	255
	Columbia Sportswear Co.	2,729	253
*	Fossil Group Inc.	18,511	250
	Hasbro Inc.	2,566	249
	Omnicom Group Inc.	2,937	246
	Shoe Carnival Inc.	8,352	244
*	Liquidity Services Inc.	14,012	241
*	Kirkland's Inc.	17,367	240
	HNI Corp.	5,806	236
	Oxford Industries Inc.	2,558	226
*	Skyline Champion Corp.	3,260	219
	Buckle Inc.	6,025	217
*	Funko Inc. Class A	12,426	217
*	Turtle Beach Corp.	9,011	214
*	Genesco Inc.	3,293	211
*	Zumiez Inc.	4,636	206
*	Lands' End Inc.	11,587	196
	Aaron's Co. Inc.	9,304	195
	Caleres Inc.	9,351	194
	Big 5 Sporting Goods Corp.	11,658	193
*	Asbury Automotive Group Inc.	987	192
*	Children's Place Inc.	3,053	192
	Group 1 Automotive Inc.	1,047	190
	Gap Inc.	12,887	187
*	PROG Holdings Inc.	5,527	169
	Advance Auto Parts Inc.	823	168
*	Burlington Stores Inc.	743	168
	Steven Madden Ltd.	3,860	165
*	Monarch Casino & Resort Inc.	2,102	164
	Signet Jewelers Ltd.	2,310	163

		Shares	Market Value ($000)
*	Trade Desk Inc. Class A	1,886	161
	Scholastic Corp.	3,798	160
	Kontoor Brands Inc.	3,164	157
	Polaris Inc.	1,273	155
*	Cars.com Inc.	9,488	153
*	Gannett Co. Inc.	30,640	152
*	Nautilus Inc.	30,751	150
*	Designer Brands Inc. Class A	10,783	141
*	Master Craft Boat Holdings Inc.	4,719	135
*,1	Corsair Gaming Inc.	5,831	135
*	Academy Sports & Outdoors Inc.	4,083	132
	La-Z-Boy Inc.	4,423	129
	Pool Corp.	277	127
*	Quotient Technology Inc.	19,186	127
*	Spotify Technology SA	812	127
	Hanesbrands Inc.	8,143	126
*	Chico's FAS Inc.	26,412	124
*	Gentherm Inc.	1,352	115
	Tempur Sealy International Inc.	3,385	112
*	Under Armour Inc. Class C	7,137	112
*	National Vision Holdings Inc.	2,994	110
	Tractor Supply Co.	539	110
	Global Industrial Co.	3,387	108
	Standard Motor Products Inc.	2,451	107
*	Duluth Holdings Inc. Class B	7,603	106
*	Citi Trends Inc.	2,754	103
	RCI Hospitality Holdings Inc.	1,564	102
	Red Rock Resorts Inc. Class A	1,936	97
*	Take-Two Interactive Software Inc.	602	97
	H&R Block Inc.	3,870	96
*	Mattel Inc.	3,863	96
*	XPEL Inc.	1,303	95
*	Lovesac Co.	2,211	94
	Garmin Ltd.	852	94
	Entravision Communications Corp. Class A	14,406	92
*	1-800-Flowers.com Inc. Class A	5,877	91
*	Bloomin' Brands Inc.	3,611	89
*	ODP Corp.	2,019	89
	Winnebago Industries Inc.	1,371	88
*	Cavco Industries Inc.	314	86
	LKQ Corp.	1,821	85
*	Visteon Corp.	681	82
*	Container Store Group Inc.	9,206	81
*	Etsy Inc.	522	81
	Rush Enterprises Inc. Class A	1,569	81
*	Sally Beauty Holdings Inc.	4,709	81
*	Vera Bradley Inc.	9,725	73
	Inter Parfums Inc.	753	70
	Johnson Outdoors Inc. Class A	822	68
	Qurate Retail Inc. Series A	12,260	68
	Whirlpool Corp.	333	67
	News Corp. Class A	2,961	66
*	Bed Bath & Beyond Inc.	3,836	65
	Tilly's Inc. Class A	5,156	65
*	Crocs Inc.	769	64
*	Helen of Troy Ltd.	305	63
*	Dorman Products Inc.	662	62
*	Malibu Boats Inc. Class A	888	62

		Shares	Market Value ($000)
	American Eagle Outfitters Inc.	2,878	61
*	GoPro Inc. Class A	7,009	60
	Hibbett Inc.	1,341	60
*	Skechers USA Inc. Class A	1,306	60
*	American Axle & Manufacturing Holdings Inc.	6,373	59
*	Party City Holdco Inc.	13,689	59
	eBay Inc.	1,055	58
	Matthews International Corp. Class A	1,741	58
*	elf Beauty Inc.	2,091	55
	Sonic Automotive Inc. Class A	941	51
	World Wrestling Entertainment Inc. Class A	836	50
	John Wiley & Sons Inc. Class A	970	49
*	iRobot Corp.	778	48
	Murphy USA Inc.	263	48
	MillerKnoll Inc.	1,201	47
	Rent-A-Center Inc.	1,606	46
*	Noodles & Co. Class A	6,574	45
*	Dollar Tree Inc.	295	42
	Kohl's Corp.	758	42
*	SiteOne Landscape Supply Inc.	246	42
	International Game Technology plc	1,297	40
*	HyreCar Inc.	13,834	38
*	Copart Inc.	265	33
	Interface Inc. Class A	2,352	31
*	LL Flooring Holdings Inc.	1,851	30
	Wolverine World Wide Inc.	1,297	30
*	Amazon.com Inc.	9	28
	Haverty Furniture Cos. Inc.	946	27
*	G-III Apparel Group Ltd.	926	26
*	Universal Electronics Inc.	750	25
*	Conn's Inc.	1,251	23
	Camping World Holdings Inc. Class A	666	20
			35,086
Consumer Staples (5.3%)
	Colgate-Palmolive Co.	24,533	1,888
	Kroger Co.	10,565	494
	Kimberly-Clark Corp.	3,765	490
	Procter & Gamble Co.	2,820	440
	Clorox Co.	2,968	433
*	Monster Beverage Corp.	4,884	412
	Flowers Foods Inc.	14,189	389
*	USANA Health Sciences Inc.	4,423	389
	SpartanNash Co.	11,563	325
	National Beverage Corp.	7,244	319
	Altria Group Inc.	6,056	311
	John B Sanfilippo & Son Inc.	3,472	276
	Medifast Inc.	1,445	269
	PetMed Express Inc.	9,903	267
*	Boston Beer Co. Inc. Class A	694	266
	J & J Snack Foods Corp.	1,585	260
	WD-40 Co.	1,142	242
	PepsiCo Inc.	1,465	240
	Brown-Forman Corp. Class B	3,482	227
	Weis Markets Inc.	3,456	213
	Coca-Cola Consolidated Inc.	415	206
	Lancaster Colony Corp.	1,196	201
	Ingles Markets Inc. Class A	2,300	189
	Albertsons Cos. Inc. Class A	5,415	158

		Shares	Market Value ($000)
	Nu Skin Enterprises Inc. Class A	2,831	131
*	Sprouts Farmers Market Inc.	4,565	130
	Walgreens Boots Alliance Inc.	2,762	127
	Tyson Foods Inc. Class A	1,225	114
*	United Natural Foods Inc.	2,618	105
	Casey's General Stores Inc.	453	85
*	Rite Aid Corp.	8,484	78
	McKesson Corp.	255	70
	AmerisourceBergen Corp. Class A	403	57
	MGP Ingredients Inc.	476	38
*	Vital Farms Inc.	2,163	31
			9,870
Energy (3.1%)
	EOG Resources Inc.	15,363	1,765
*	ProPetro Holding Corp.	36,196	462
	Texas Pacific Land Corp.	310	368
	Whiting Petroleum Corp.	4,237	313
	Coterra Energy Inc.	11,020	257
*	Talos Energy Inc.	15,720	247
	Occidental Petroleum Corp.	5,390	236
	PDC Energy Inc.	3,451	223
	Magnolia Oil & Gas Corp. Class A	9,690	217
*	Dril-Quip Inc.	7,438	214
	SunCoke Energy Inc.	25,696	204
*	Denbury Inc.	2,707	197
	SM Energy Co.	5,302	188
*	NOW Inc.	13,777	129
*	CONSOL Energy Inc.	3,407	105
*	Array Technologies Inc.	8,659	97
*	Comstock Resources Inc.	11,548	96
*	ChampionX Corp.	4,370	94
	Continental Resources Inc.	1,482	82
*	Enphase Energy Inc.	473	79
*	RPC Inc.	7,675	67
	Cactus Inc. Class A	1,058	54
*	Kosmos Energy Ltd.	10,944	53
	Civitas Resources Inc.	614	31
*	DMC Global Inc.	821	24
			5,802
Financials (15.3%)
	Aon plc Class A (XNYS)	5,800	1,694
	Moody's Corp.	3,233	1,041
	Voya Financial Inc.	11,404	768
	Bank of New York Mellon Corp.	10,428	554
	Discover Financial Services	4,171	515
	S&P Global Inc.	1,300	488
	SLM Corp.	23,726	467
	Allstate Corp.	3,439	421
	BankUnited Inc.	9,407	416
	Evercore Inc. Class A	3,231	410
	Ameriprise Financial Inc.	1,364	409
	OneMain Holdings Inc.	7,903	403
	Washington Federal Inc.	11,225	399
	Comerica Inc.	4,126	394
	CNO Financial Group Inc.	15,344	371
	Fidelity National Financial Inc.	7,689	366
	Lazard Ltd. Class A	10,306	356

		Shares	Market Value ($000)
*	Credit Acceptance Corp.	642	353
*	Enstar Group Ltd.	1,218	347
	Atlantic Union Bankshares Corp.	8,334	339
	OFG Bancorp	11,821	333
	WesBanco Inc.	9,032	330
	Federated Hermes Inc.	9,541	312
	Affiliated Managers Group Inc.	2,247	311
	City Holding Co.	3,881	309
	Cathay General Bancorp	6,519	307
	First BanCorp. (XNYS)	21,721	307
	HomeStreet Inc.	5,835	300
*	Open Lending Corp. Class A	14,242	297
	SEI Investments Co.	5,008	293
	WSFS Financial Corp.	5,767	293
	First Financial Corp.	6,270	292
	Virtu Financial Inc. Class A	8,262	290
	Hilltop Holdings Inc.	9,351	289
	PennyMac Financial Services Inc.	4,563	264
	Lakeland Financial Corp.	3,284	263
	BOK Financial Corp.	2,435	250
	Kearny Financial Corp.	18,881	249
	Tompkins Financial Corp.	3,149	249
	Bank of NT Butterfield & Son Ltd.	6,412	246
	KeyCorp	9,402	236
*	Encore Capital Group Inc.	3,535	233
*	Mr Cooper Group Inc.	4,575	233
	Banner Corp.	3,773	232
*	World Acceptance Corp.	1,181	232
	Sandy Spring Bancorp Inc.	4,849	228
	Assured Guaranty Ltd.	3,670	227
	Popular Inc.	2,411	221
	First Financial Bancorp	8,906	219
	FNB Corp.	15,954	214
	Navient Corp.	12,076	213
	WisdomTree Investments Inc.	37,837	213
	First Citizens BancShares Inc. Class A	268	211
	Trustmark Corp.	6,684	211
	Meta Financial Group Inc.	3,699	205
	Zions Bancorp NA	2,888	205
	Hanmi Financial Corp.	7,813	204
	1st Source Corp.	4,195	203
*	Bancorp Inc.	6,745	198
	Houlihan Lokey Inc. Class A	1,924	198
	Heritage Financial Corp.	7,252	190
	FactSet Research Systems Inc.	456	185
	Regional Management Corp.	3,599	185
	LPL Financial Holdings Inc.	1,010	183
	Radian Group Inc.	7,536	180
*	PRA Group Inc.	4,012	179
	Berkshire Hills Bancorp Inc.	5,707	178
	Janus Henderson Group plc	5,109	172
	Central Pacific Financial Corp.	5,803	169
	BancFirst Corp.	2,067	162
*	Axos Financial Inc.	2,784	152
	First American Financial Corp.	2,268	152
	Associated Banc-Corp.	6,124	149
	Curo Group Holdings Corp.	11,178	149
*	Triumph Bancorp Inc.	1,475	148

		Shares	Market Value ($000)
	UWM Holdings Corp.	33,825	147
	OceanFirst Financial Corp.	6,383	143
	QCR Holdings Inc.	2,544	142
	Northwest Bancshares Inc.	9,951	140
*	Columbia Financial Inc.	6,441	137
	Jefferies Financial Group Inc.	3,801	135
	Byline Bancorp Inc.	4,849	132
	First Commonwealth Financial Corp.	8,154	132
	Equitable Holdings Inc.	3,957	129
	Premier Financial Corp.	4,113	126
	HarborOne Bancorp Inc.	8,425	125
	First Merchants Corp.	2,763	121
	TriCo Bancshares	2,793	121
	Virtus Investment Partners Inc.	503	121
	Washington Trust Bancorp Inc.	2,204	120
	Fifth Third Bancorp	2,476	118
	Veritex Holdings Inc.	2,830	115
	Cboe Global Markets Inc.	971	114
	Park National Corp.	850	114
	National Bank Holdings Corp. Class A	2,536	113
	Piper Sandler Cos.	734	109
*	Nicolet Bankshares Inc.	1,135	108
	American Financial Group Inc.	770	104
	Southside Bancshares Inc.	2,448	102
	Eagle Bancorp Inc.	1,595	96
	Employers Holdings Inc.	2,435	95
	Hope Bancorp Inc.	5,553	94
	Ally Financial Inc.	1,860	93
	First Hawaiian Inc.	3,149	92
	Oppenheimer Holdings Inc. Class A	1,996	86
	Synovus Financial Corp.	1,631	86
	JPMorgan Chase & Co.	588	83
	Walker & Dunlop Inc.	598	83
	Brightsphere Investment Group Inc.	3,367	80
	First Foundation Inc.	2,719	73
*	Customers Bancorp Inc.	1,173	72
	Federal Agricultural Mortgage Corp. Class C	542	67
	First Bancorp (XNGS)	1,484	67
	T Rowe Price Group Inc.	454	66
	UMB Financial Corp.	628	64
	PJT Partners Inc. Class A	994	63
	Ameris Bancorp	1,243	62
*	Brighthouse Financial Inc.	1,135	59
	Commerce Bancshares Inc.	826	59
	Northfield Bancorp Inc.	3,720	58
	Wintrust Financial Corp.	583	58
	B Riley Financial Inc.	947	56
	Cohen & Steers Inc.	692	56
	Primerica Inc.	432	56
	Mercury General Corp.	930	51
	Northern Trust Corp.	444	51
*	SVB Financial Group	83	50
	Diamond Hill Investment Group Inc.	226	44
*	Enova International Inc.	1,054	43
	Home BancShares Inc.	1,837	43
	Hanover Insurance Group Inc.	301	42
	Artisan Partners Asset Management Inc. Class A	916	35
	Preferred Bank	420	33

		Shares	Market Value ($000)
	Morningstar Inc.	114	32
	Brookline Bancorp Inc.	1,794	31
	Stewart Information Services Corp.	439	30
	Simmons First National Corp. Class A	1,011	29
	Greenhill & Co. Inc.	1,610	28
	Provident Financial Services Inc.	1,185	28
	Merchants Bancorp	903	26
*	Focus Financial Partners Inc. Class A	449	23
			28,575
Health Care (15.8%)
*	Align Technology Inc.	3,668	1,876
*	Moderna Inc.	11,965	1,838
*	Veeva Systems Inc. Class A	7,590	1,738
*	Vertex Pharmaceuticals Inc.	6,635	1,526
*	Regeneron Pharmaceuticals Inc.	2,433	1,504
	Johnson & Johnson	8,829	1,453
	Abbott Laboratories	10,045	1,212
	Merck & Co. Inc.	15,155	1,161
	Pfizer Inc.	23,228	1,090
	Gilead Sciences Inc.	17,372	1,049
*	Biogen Inc.	4,762	1,005
	AbbVie Inc.	6,585	973
	Eli Lilly & Co.	3,075	769
*	Edwards Lifesciences Corp.	6,680	751
*	Quidel Corp.	4,400	465
	Cardinal Health Inc.	8,210	443
*	Catalyst Pharmaceuticals Inc.	53,530	418
*	Molina Healthcare Inc.	1,348	414
*	Henry Schein Inc.	4,671	403
	Chemed Corp.	836	400
*	Sage Therapeutics Inc.	10,489	381
	Bruker Corp.	5,406	380
*	ABIOMED Inc.	1,186	369
*	ICU Medical Inc.	1,320	312
	Atrion Corp.	420	300
*	Natus Medical Inc.	10,619	295
	ResMed Inc.	1,168	288
*	NextGen Healthcare Inc.	14,687	287
*	STAAR Surgical Co.	3,470	275
*	IDEXX Laboratories Inc.	495	263
*	Maravai LifeSciences Holdings Inc. Class A	6,694	262
*	Eagle Pharmaceuticals Inc.	5,336	253
*	Medpace Holdings Inc.	1,644	251
*	Corcept Therapeutics Inc.	11,177	249
*	CorVel Corp.	1,540	245
*	Innoviva Inc.	12,484	240
*	Incyte Corp.	3,501	239
	West Pharmaceutical Services Inc.	563	218
	Quest Diagnostics Inc.	1,542	202
	Agilent Technologies Inc.	1,507	196
*	Myriad Genetics Inc.	7,838	191
*	Exelixis Inc.	9,040	186
*	Fulgent Genetics Inc.	2,967	185
*	Vanda Pharmaceuticals Inc.	15,740	179
	Owens & Minor Inc.	3,575	158
	Patterson Cos. Inc.	5,256	157
*	Inogen Inc.	4,269	149
*	AngioDynamics Inc.	6,262	147

		Shares	Market Value ($000)
*	Avanos Medical Inc.	4,107	145
*	iTeos Therapeutics Inc.	3,974	144
	Anthem Inc.	313	141
*	Meridian Bioscience Inc.	5,324	135
*	Prothena Corp. plc	3,844	133
*	Merit Medical Systems Inc.	1,915	125
*	Laboratory Corp. of America Holdings	456	124
*	Dynavax Technologies Corp.	9,842	121
*	Masimo Corp.	753	119
*	Tivity Health Inc.	4,074	111
*	LivaNova plc	1,291	102
*	Organogenesis Holdings Inc. Class A	12,687	94
*	Hologic Inc.	1,178	84
*	Globus Medical Inc. Class A	1,131	79
	LeMaitre Vascular Inc.	1,546	73
*,1	Retractable Technologies Inc.	14,340	68
*	Amedisys Inc.	399	64
*	Orthofix Medical Inc.	1,610	55
*	ModivCare Inc.	454	54
	Humana Inc.	115	50
*	United Therapeutics Corp.	286	48
*	DaVita Inc.	369	42
*	ChromaDex Corp.	14,857	41
*	Ovid therapeutics Inc.	10,838	37
*	Seagen Inc.	243	31
*	Inari Medical Inc.	327	29
*	Stereotaxis Inc.	4,714	22
			29,616
Industrials (16.5%)
	American Express Co.	7,861	1,529
	Capital One Financial Corp.	7,743	1,187
	Sherwin-Williams Co.	3,706	975
	Accenture plc Class A	2,545	804
	Automatic Data Processing Inc.	3,540	724
	Jack Henry & Associates Inc.	3,174	561
	Paychex Inc.	4,589	546
	3M Co.	3,649	542
	Robert Half International Inc.	4,200	505
	Synchrony Financial	11,574	495
	Toro Co.	4,743	445
	A O Smith Corp.	6,341	435
	ManpowerGroup Inc.	4,033	429
	Louisiana-Pacific Corp.	5,724	412
	Cognex Corp.	5,815	393
	Watts Water Technologies Inc. Class A	2,596	374
	Graco Inc.	4,931	356
*	Fair Isaac Corp.	751	354
	WW Grainger Inc.	725	346
	Watsco Inc.	1,254	342
*	Zebra Technologies Corp. Class A	820	339
	Simpson Manufacturing Co. Inc.	2,818	334
	Western Union Co.	17,467	318
	Donaldson Co. Inc.	5,411	294
	Lincoln Electric Holdings Inc.	2,304	294
	Landstar System Inc.	1,895	293
	Marten Transport Ltd.	16,772	289
	Ryder System Inc.	3,579	282
	Old Dominion Freight Line Inc.	892	280

		Shares	Market Value ($000)
	Heidrick & Struggles International Inc.	6,470	277
	Oshkosh Corp.	2,477	275
	Heartland Express Inc.	18,601	267
*	Saia Inc.	926	266
	Nordson Corp.	1,138	258
	Kforce Inc.	3,398	256
	Crane Co.	2,513	254
*	AMN Healthcare Services Inc.	2,389	254
	Acuity Brands Inc.	1,356	247
	CH Robinson Worldwide Inc.	2,464	238
*	TriNet Group Inc.	2,715	237
	Apogee Enterprises Inc.	5,149	232
*	Mettler-Toledo International Inc.	160	225
	Allison Transmission Holdings Inc.	5,502	220
*	Atlanticus Holdings Corp.	4,069	217
	Quanex Building Products Corp.	9,397	215
	Insteel Industries Inc.	5,712	212
	Insperity Inc.	2,353	212
*	Forrester Research Inc.	4,053	211
	Illinois Tool Works Inc.	969	210
	JB Hunt Transport Services Inc.	1,008	205
	Snap-on Inc.	958	201
	EMCOR Group Inc.	1,729	200
*	Trex Co. Inc.	2,169	199
*	Veritiv Corp.	1,839	197
*	MYR Group Inc.	2,178	196
	Badger Meter Inc.	1,949	194
	Brunswick Corp.	2,035	194
	Exponent Inc.	2,042	194
	Cintas Corp.	508	191
*	Keysight Technologies Inc.	1,208	190
	Allegion plc	1,653	189
	Encore Wire Corp.	1,608	187
	Pentair plc	3,195	185
	Astec Industries Inc.	3,675	183
*	Modine Manufacturing Co.	17,985	182
	Emerson Electric Co.	1,926	179
*	XPO Logistics Inc.	2,418	176
*	Donnelley Financial Solutions Inc.	5,396	173
	ABM Industries Inc.	3,862	173
	Owens Corning	1,754	163
*	Napco Security Technologies Inc.	7,945	162
	CRA International Inc.	1,817	161
*	NV5 Global Inc.	1,504	161
	Albany International Corp. Class A	1,804	158
*	Covenant Logistics Group Inc. Class A	6,950	156
	Hillenbrand Inc.	3,250	155
	Sonoco Products Co.	2,515	148
	ICF International Inc.	1,624	144
*	ASGN Inc.	1,283	142
	REV Group Inc.	10,420	141
	UniFirst Corp.	780	141
*	Conduent Inc.	27,533	134
*	Franklin Covey Co.	2,897	134
	AAON Inc.	2,295	134
*	ExlService Holdings Inc.	1,081	131
	AGCO Corp.	1,078	130
	Schneider National Inc. Class B	4,732	124

		Shares	Market Value ($000)
	Shyft Group Inc.	3,073	124
*	Titan Machinery Inc.	4,351	123
*	Beacon Roofing Supply Inc.	2,028	121
	Pitney Bowes Inc.	23,828	119
	Expeditors International of Washington Inc.	1,117	115
*	TrueBlue Inc.	4,130	112
*	Atkore Inc.	1,068	109
*	Builders FirstSource Inc.	1,451	108
	Standex International Corp.	1,010	107
	MSC Industrial Direct Co. Inc. Class A	1,351	105
	CSW Industrials Inc.	868	104
*	Generac Holdings Inc.	331	104
*	Resideo Technologies Inc.	3,852	99
	Rockwell Automation Inc.	373	99
	Tennant Co.	1,249	98
	Quanta Services Inc.	885	96
	Eagle Materials Inc.	697	95
*	GMS Inc.	1,738	94
	Trane Technologies plc	613	94
	Matson Inc.	833	92
	H&E Equipment Services Inc.	2,179	91
*	SPX Corp.	1,760	89
*	Trimble Inc.	1,271	89
	Resources Connection Inc.	5,249	87
	ArcBest Corp.	901	84
	Comfort Systems USA Inc.	947	81
*	Cross Country Healthcare Inc.	3,616	81
	EVERTEC Inc.	1,994	81
*	Dycom Industries Inc.	910	79
*	Sterling Construction Co. Inc.	2,561	76
	Franklin Electric Co. Inc.	870	74
	Chase Corp.	796	73
	Applied Industrial Technologies Inc.	713	72
	Ennis Inc.	3,809	72
	Enerpac Tool Group Corp. Class A	4,190	72
	Kadant Inc.	343	68
	Myers Industries Inc.	4,013	67
	PPG Industries Inc.	495	66
	Valmont Industries Inc.	302	65
*	TopBuild Corp.	297	64
*	DXP Enterprises Inc.	2,164	62
*	Mohawk Industries Inc.	438	62
	MSA Safety Inc.	419	58
	Cummins Inc.	271	55
	Argan Inc.	1,371	53
	Hubbell Inc. Class B	295	53
	Xylem Inc.	601	53
*	FTI Consulting Inc.	350	51
	McGrath RentCorp.	626	51
*	Waters Corp.	162	51
*	Vicor Corp.	650	49
*	Hub Group Inc. Class A	568	48
*	Cornerstone Building Brands Inc.	2,087	46
	ITT Inc.	518	46
	Wabash National Corp.	2,661	45
	Terex Corp.	1,057	44
	Dover Corp.	277	43
*	Masonite International Corp.	434	41

		Shares	Market Value ($000)
	Packaging Corp. of America	279	41
*	United Rentals Inc.	126	41
	Werner Enterprises Inc.	949	41
	AZZ Inc.	816	40
*	FARO Technologies Inc.	738	40
	Regal Rexnord Corp.	243	39
*	Energy Recovery Inc.	1,968	37
	Forward Air Corp.	357	37
	John Bean Technologies Corp.	323	37
	Mastercard Inc. Class A	97	35
	Brady Corp. Class A	747	34
*	Construction Partners Inc. Class A	1,208	32
	Deluxe Corp.	1,032	32
	Littelfuse Inc.	122	32
*	OSI Systems Inc.	377	30
	Barrett Business Services Inc.	448	27
	Fortune Brands Home & Security Inc.	295	26
			30,828
Real Estate (0.2%)
	Simon Property Group Inc.	1,847	254
	Iron Mountain Inc.	1,854	91
	Lamar Advertising Co. Class A	504	55
	Empire State Realty Trust Inc. Class A	3,512	33
			433
Technology (19.9%)
*	Advanced Micro Devices Inc.	15,500	1,912
*	Cadence Design Systems Inc.	11,151	1,689
*	Atlassian Corp. plc Class A	4,950	1,513
*	Alphabet Inc. Class C	547	1,476
	Texas Instruments Inc.	7,728	1,314
*	Adobe Inc.	2,596	1,214
*	Meta Platforms Inc. Class A	5,306	1,120
	Applied Materials Inc.	8,158	1,095
*	Synopsys Inc.	3,323	1,038
*	Zoom Video Communications Inc. Class A	6,635	880
	Intel Corp.	17,857	852
	KLA Corp.	2,160	753
*	Fortinet Inc.	2,019	696
	International Business Machines Corp.	5,414	663
	Cognizant Technology Solutions Corp. Class A	7,515	647
	QUALCOMM Inc.	3,755	646
*	Alphabet Inc. Class A	215	581
*	Manhattan Associates Inc.	3,974	531
*	Teradata Corp.	10,129	506
*	Anaplan Inc.	9,968	472
*	Gartner Inc.	1,513	424
	Concentrix Corp.	2,053	410
	Power Integrations Inc.	4,489	404
	Teradyne Inc.	3,413	402
	VMware Inc. Class A	3,286	385
	NetApp Inc.	4,823	378
	Monolithic Power Systems Inc.	814	373
	National Instruments Corp.	8,786	353
*	Cirrus Logic Inc.	4,011	348
*	Paycom Software Inc.	920	312
	Dolby Laboratories Inc. Class A	4,027	302
	Apple Inc.	1,822	301

		Shares	Market Value ($000)
	Lam Research Corp.	531	298
*	Synaptics Inc.	1,296	296
*	Pinterest Inc. Class A	11,033	295
*	Dell Technologies Inc. Class C	5,624	287
	CTS Corp.	7,364	279
*	II-VI Inc.	3,989	277
*	Smartsheet Inc. Class A	5,172	275
*	Yelp Inc. Class A	8,101	275
*	Allegro MicroSystems Inc.	9,535	273
*	Allscripts Healthcare Solutions Inc.	13,735	267
*	Qualys Inc.	2,084	261
	NVIDIA Corp.	1,043	254
*	Aspen Technology Inc.	1,636	249
	Intuit Inc.	517	245
*	CommVault Systems Inc.	3,866	243
	Universal Display Corp.	1,496	232
*	eGain Corp.	19,387	229
*	Cargurus Inc.	4,700	228
*	Semtech Corp.	3,225	224
	Amdocs Ltd.	2,714	214
	Kulicke & Soffa Industries Inc.	4,083	213
*	MaxLinear Inc.	3,454	212
*	F5 Inc.	1,049	211
	Advanced Energy Industries Inc.	2,382	204
*	3D Systems Corp.	11,463	204
*	DXC Technology Co.	5,890	200
	Microsoft Corp.	669	200
*	Agilysys Inc.	4,718	198
*	ChannelAdvisor Corp.	11,020	198
*	Alpha & Omega Semiconductor Ltd.	3,687	198
*	Qorvo Inc.	1,436	196
	TE Connectivity Ltd.	1,346	192
	Xperi Holding Corp.	11,068	192
	A10 Networks Inc.	13,333	190
*	ON Semiconductor Corp.	3,028	190
*	Axcelis Technologies Inc.	2,580	179
*	Lattice Semiconductor Corp.	2,759	173
	TD SYNNEX Corp.	1,693	172
	Vertiv Holdings Co. Class A	13,088	170
	American Software Inc. Class A	7,238	159
*	Brightcove Inc.	20,569	154
	Vishay Intertechnology Inc.	8,049	154
	Amkor Technology Inc.	6,647	151
*	Cohu Inc.	4,799	150
	Simulations Plus Inc.	3,753	148
*	Onto Innovation Inc.	1,695	146
*	Appian Corp. Class A	2,339	143
	Shutterstock Inc.	1,566	142
*	Pure Storage Inc. Class A	5,151	134
*	Sprout Social Inc. Class A	1,961	128
*	Blackbaud Inc.	2,012	126
*	Dynatrace Inc.	2,843	126
	CSG Systems International Inc.	1,838	113
*	FormFactor Inc.	2,738	111
*	PDF Solutions Inc.	3,747	102
*	SecureWorks Corp. Class A	6,560	101
*	CEVA Inc.	2,227	91
*	Identiv Inc.	4,235	89

		Shares	Market Value ($000)
*	TrueCar Inc.	25,333	85
*	TechTarget Inc.	1,057	83
*	Elastic NV	940	81
*	CyberOptics Corp.	2,029	77
*	Zuora Inc. Class A	4,870	74
*	EPAM Systems Inc.	331	69
*	SPS Commerce Inc.	534	69
*	Digital Turbine Inc.	1,354	66
*	EMCORE Corp.	16,011	62
*	comScore Inc.	23,389	61
	CDW Corp.	341	59
*	Crowdstrike Holdings Inc. Class A	302	59
*	IPG Photonics Corp.	451	59
*	Arrow Electronics Inc.	474	58
*	ScanSource Inc.	1,770	56
	Skyworks Solutions Inc.	404	56
	PC Connection Inc.	1,103	54
*	ePlus Inc.	1,120	53
	Avnet Inc.	1,209	51
*	Upwork Inc.	1,984	50
*	Diodes Inc.	500	45
*	Veritone Inc.	2,435	41
	Jabil Inc.	701	40
*	Box Inc. Class A	1,540	39
*	Avaya Holdings Corp.	2,677	37
*	SMART Global Holdings Inc.	1,332	37
*	Perficient Inc.	356	36
*	MACOM Technology Solutions Holdings Inc. Class H	587	35
	Hackett Group Inc.	1,645	34
	Azenta Inc.	367	32
*	Verint Systems Inc.	640	32
*	Alarm.com Holdings Inc.	452	30
*	Groupon Inc. Class A	1,354	29
*	Appfolio Inc. Class A	244	28
*	Altair Engineering Inc. Class A	411	27
*	OneSpan Inc.	1,625	22
*	Yandex NV Class A	1,459	20
			37,197
Telecommunications (1.4%)
	Cisco Systems Inc.	9,964	556
*	Cambium Networks Corp.	8,728	243
	ADTRAN Inc.	11,464	236
*	Ciena Corp.	3,177	217
*	IDT Corp. Class B	5,134	185
*	Arista Networks Inc.	1,349	166
*	Extreme Networks Inc.	14,237	164
*	Clearfield Inc.	2,333	150
*	Viavi Solutions Inc.	8,343	137
*	Calix Inc.	2,493	135
*	Harmonic Inc.	14,114	131
	Ubiquiti Inc.	331	84
*	Digi International Inc.	2,970	60
*	Consolidated Communications Holdings Inc.	4,357	31
*	Ooma Inc.	1,697	28
			2,523

		Shares	Market Value ($000)
Utilities (0.0%)
*	Clean Harbors Inc.	661	63
Total Common Stocks (Cost $173,480)			186,369
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $581)	5,817	582
Total Investments (100.0%) (Cost $174,061)			186,951
Other Assets and Liabilities—Net (0.0%)			52
Net Assets (100%)			187,003
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $130,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $135,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	1	218	(16)
Micro E-mini S&P 500 Index	March 2022	16	349	(11)
				(27)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	186,349	20	—	186,369
Temporary Cash Investments	582	—	—	582
Total	186,931	20	—	186,951
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	27	—	—	27
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.